Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders' Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Balance at Dec. 31, 2019	$ 1,527,432	$ 2,296,378	$ 66,255	$ 134,255	$ (969,456)
Net loss	(120,138)				(120,138)
Other comprehensive income (loss)	3,326			3,326
Share-based payment reclassification	(8,331)		(8,331)
Share repurchase	(11,317)	(11,317)
Redemption of non-management directors' DSUs	175	677	(502)
Share based compensation expense	15,493		15,493
Balance at Dec. 31, 2020	1,406,640	2,285,738	72,915	137,581	(1,089,594)
Net loss	(177,386)				(177,386)
Other comprehensive income (loss)	(2,801)			(2,801)
Share-based payment reclassification	(4,757)		(4,757)
Share repurchase	(4,294)	(4,294)
Share based compensation expense	8,153		8,153
Balance at Dec. 31, 2021	$ 1,225,555	$ 2,281,444	$ 76,311	$ 134,780	$ (1,266,980)